United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: Six months ended 05/31/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2013
Share Class	Ticker
Institutional	FGLEX

Federated Global Equity Fund

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2013, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United States	44.1%
Germany	11.3%
South Korea	8.0%
Japan	7.8%
China	7.4%
Norway	7.3%
Mexico	5.0%
Brazil	4.7%
Denmark	4.3%
Derivative Contracts[2]	(0.2)%
Cash Equivalents[3]	0.9%
Other Assets and Liabilities—Net[4]	(0.6)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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At May 31, 2013, the Fund's sector classification composition5 was as follows:
Sector Classification	Percentage of Total Net Assets
Consumer Discretionary	18.4%
Information Technology	16.6%
Financials	16.5%
Industrials	12.5%
Consumer Staples	11.7%
Energy	8.6%
Materials	6.5%
Health Care	5.5%
Telecommunication Services	3.1%
Utilities	0.5%
Derivative Contracts[2]	(0.2%)
Cash Equivalents[3]	0.9%
Other Assets and Liabilities—Net[4]	(0.6)%
TOTAL	100.0%
5	Except for Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments
May 31, 2013 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.9%
		Brazil—4.7%
6,000		Banco Do Brasil SA	$70,679
3,192		CIELO SA	80,836
1,000		Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	49,160
1,800		Companhia de Bebidas das Americas (AmBev), ADR	68,526
3,740		Itau Unibanco Holding SA, ADR	56,250
2,625		Localiza Rent A Car SA	40,138
6,000		Marcopolo SA	37,622
3,200		Petroleo Brasileiro SA, ADR	59,648
1,200		Tim Participacoes SA, ADR	22,992
7,000		Vale SA, ADR	94,360
		TOTAL	580,211
		China—7.4%
132,000		Air China	107,287
300	[1]	Baidu.com, Inc., ADR	28,992
200,000		Bank of China Ltd.	94,021
100,000		Bosideng International Holdings Ltd.	26,930
2,150		China Mobile Ltd., ADR	111,370
32,000		China Overseas Land & Investment	93,622
510		CNOOC Ltd., ADR	88,658
70,000		Guangdong Investment Ltd.	61,241
400		PetroChina Co. Ltd., ADR	46,272
30,000		PICC Property and Casualty Co., Ltd., Class H	35,165
12,400		Prada SpA	118,834
2,500		Tencent Holdings Ltd.	98,605
		TOTAL	910,997
		Denmark—4.3%
5		A.P. Moeller-Maersk AS, Class B	35,587
750		Carlsberg A/S, Class B	71,346
2,400		Chr.Hansen Holding	85,527
4,000	[1]	Danske Bank A/S	78,283
3,000		DSV AS	71,880
1,100		Novo Nordisk A/S, ADR	177,210
		TOTAL	519,833
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—11.3%
1,050		Allianz SE	$162,272
1,800		BASF SE	175,884
2,000		Bayerische Motoren Werke AG	191,207
700		Continental AG	92,344
2,100		Daimler AG	134,651
1,100		Gerresheimer AG	66,109
700		Muenchener Rueckversicherungs-Gesellschaft AG	131,037
900		Rheinmetall AG	45,303
2,900		Siemens AG	308,218
2,300		Suedzucker AG	78,199
		TOTAL	1,385,224
		Japan—7.8%
2,200		Aisin Seiki Co.	79,665
14,000		Asahi Kasei Corp.	94,559
1,000		Astellas Pharma, Inc.	51,120
2,500		Chugai Pharmaceutical Co. Ltd.	50,119
3,000		Honda Motor Co. Ltd.	110,951
2,500		Japan Tobacco, Inc.	84,674
11,000		Kaneka Corp.	66,602
9,000		Kubota Corp.	134,049
11,000		Mitsubishi Chemical Holdings Corp.	52,415
5,000		Sekisui House Ltd.	64,526
9,627		Toto Ltd.	99,580
1,722		United Arrows Ltd.	63,441
		TOTAL	951,701
		Mexico—5.0%
35,000		Alfa, S.A.B. de C.V., Class A	82,856
2,000		Fomento Economico Mexicano, S.A.B. de C.V., ADR	217,180
27,100		Grupo Financiero Banorte S.A.B. de C.V.	173,247
3,116	[1]	Grupo Financiero Santander Mexico S.A.B. de CV, ADR	49,295
25,807		Grupo Mexico S.A.B. de C.V, Series B	85,429
		TOTAL	608,007
		Norway—7.3%
9,200		DnB ASA	148,149
2,400		Fred Olsen Energy ASA	100,961
3,119		Seadrill Ltd.	126,508
7,600		Statoil ASA	171,976
3,400		Subsea 7 SA	74,796
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Norway—continued
3,800		Telenor ASA	$79,524
1,500		TGS Nopec Geophysical Co. ASA	52,266
3,100		Yara International ASA	138,865
		TOTAL	893,045
		South Korea—8.0%
40		Amorepacific Corp.	32,572
500		Binggrae	50,149
1,800		Cheil Communications, Inc.	42,003
950		Hyundai Motor Co.	177,240
2,200		Kia Motors Corp.	114,387
280		Samsung Electronics Co.	377,601
1,400		Samsung Heavy Industries Co., Ltd.	40,527
680		Samsung SDI Co. Ltd.	85,901
400		SK Innovation Co. Ltd.	52,111
		TOTAL	972,491
		United States—44.1%
900		3M Co.	99,243
2,050		Accenture PLC	168,326
500		Apple, Inc.	224,840
2,500		Automatic Data Processing, Inc.	171,800
16,000		Bank of America Corp.	218,560
1,900		Bank of New York Mellon Corp.	57,114
1,700	[1]	BMC Software, Inc.	77,001
4,000		CBS Corp., Class B	198,000
6,100		Cisco Systems, Inc.	146,888
3,800		Citigroup, Inc.	197,562
900		Coach, Inc.	52,434
1,000		Diamond Offshore Drilling, Inc.	68,810
3,100		Discover Financial Services	146,971
2,200		Emerson Electric Co.	126,412
10,000	[1]	Fairway Group Holdings Corp.	218,200
1,800	[1]	Gilead Sciences, Inc.	98,064
4,000		Hewlett-Packard Co.	97,680
2,000		HollyFrontier Corp.	99,000
300		IBM Corp.	62,406
15,000		Interpublic Group Cos., Inc.	213,300
2,800		Jacobs Engineering Group, Inc.	159,628
6,400		Kroger Co.	215,488
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
2,200		Lincoln National Corp.	$78,452
1,000	[1]	Lululemon Athletica Inc.	77,810
1,600		MetLife, Inc.	70,736
8,000		Microsoft Corp.	279,040
2,200		Nike, Inc., Class B	135,652
3,800		Oracle Corp.	128,288
8,700		Pfizer, Inc.	236,901
1,000		Prudential Financial, Inc.	68,970
1,600		Rockwell Automation, Inc.	140,832
3,700		TD Ameritrade Holding Corp.	86,728
2,600		Valero Energy Corp.	105,638
3,450		Verizon Communications, Inc.	167,256
4,000		Viacom, Inc., Class B	263,560
3,400		Wal-Mart Stores, Inc.	254,456
700		Whirlpool Corp.	89,432
1,800		Whole Foods Market, Inc.	93,348
		TOTAL	5,394,826
		TOTAL COMMON STOCKS (IDENTIFIED COST $10,607,272)	12,216,335
		RIGHTS—0.0%
		China—0.0%
3,300	[1]	PICC Property and Casualty Co., Ltd. (IDENTIFIED COST $0)	1,611
		MUTUAL FUND—0.9%
104,500	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09% (AT NET ASSET VALUE)	104,500
		TOTAL INVESTMENTS—100.8% (IDENTIFIED COST $10,711,772)[4]	12,322,446
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[5]	(94,419)
		TOTAL NET ASSETS—100%	$12,228,027
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At May 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/4/2013	15,311,242 JPY	$152,117	$304
6/10/2013	300,000 NZD	$246,750	$(8,476)
6/10/2013	434,050 NZD	$356,537	$(11,795)
6/17/2013	242,000 GBP	$373,902	$(6,249)
6/17/2013	99,470 GBP	$152,341	$(1,224)
6/17/2013	39,530 GBP	$60,537	$(482)
6/17/2013	219,605 GBP	$329,801	$3,829
6/17/2013	583,700 INR	$10,557	$(257)
6/17/2013	6,000,000 INR	$108,401	$(2,531)
6/17/2013	6,350,000 JPY	$61,420	$1,796
6/24/2013	71,861 AUD	$74,177	$(5,526)
6/24/2013	100,605 AUD	$103,867	$(7,755)
6/24/2013	10,535 AUD	$10,870	$(806)
7/9/2013	112,831,500 CLP	$237,540	$(13,810)
7/11/2013	4,778,000 RUB	$150,583	$(2,045)
8/13/2013	3,979,133 SEK	$604,034	$(4,260)
Contracts Sold:
6/17/2013	11,900,200 JPY	$119,884	$1,413
6/17/2013	9,000,000 JPY	$87,073	$(2,525)
6/17/2013	23,791,000 JPY	$239,204	$2,356
6/17/2013	45,800,000 JPY	$482,690	$26,732
6/24/2013	183,000 AUD	$179,258	$4,431
7/9/2013	146,000 EUR	$190,003	$198
7/9/2013	268,820,000 KRW	$235,044	$(2,424)
8/13/2013	1,400,950 NOK	$241,210	$3,165
8/13/2013	3,065,000 SEK	$457,470	$(4,517)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(30,458)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2013.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$5,394,826	$—	$—	$5,394,826
International	6,821,509	—	—	6,821,509
Rights	1,611	—	—	1,611
Mutual Fund	104,500	—	—	104,500
TOTAL SECURITIES	$12,322,446	$—	$—	$12,322,446
OTHER FINANCIAL INSTRUMENTS*	$—	$(30,458)	$—	$(30,458)
*	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
CLP	—Chilean Peso
EUR	—Euro
GBP	—British Pound
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
RUB	—Russian Ruble
SEK	—Swedish Krona
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended 11/30/2012	Period Ended 11/30/2011[1]
Net Asset Value, Beginning of Period	$11.05	$9.67	$10.00
Income From Investment Operations:
Net investment income	0.11	0.14	0.12
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.92	1.27	(0.43)
TOTAL FROM INVESTMENT OPERATIONS	1.03	1.41	(0.31)
Less Distributions:
Distributions from net investment income	(0.13)	(0.03)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.14)	(0.03)	(0.02)
Net Asset Value, End of Period	$11.94	$11.05	$9.67
Total Return[2]	9.35%	14.69%	(3.09)%
Ratios to Average Net Assets:
Net expenses	1.15%[3]	1.15%	1.15%[3]
Net investment income	1.94%[3]	1.31%	1.14%[3]
Expense waiver/reimbursement[4]	1.62%[3]	2.99%	3.13%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,228	$11,155	$9,695
Portfolio turnover	24%	51%	49%
1	Reflects operations for the period from December 3, 2010 (date of initial investment) to November 30, 2011.
2	Based on net asset value. Total returns for less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
May 31, 2013 (unaudited)
Assets:
Total investment in securities, at value, including $104,500 of investment in an affiliated holding (Note 5) (identified cost $10,711,772)		$12,322,446
Cash denominated in foreign currencies (identified cost $1,504)		1,468
Receivable for investments sold		98,093
Income receivable		45,502
Unrealized appreciation on foreign exchange contracts		44,224
TOTAL ASSETS		12,511,733
Liabilities:
Payable for investments purchased	$152,419
Unrealized depreciation on foreign exchange contracts	74,682
Payable for portfolio accounting fees	37,272
Payable for auditing fees	12,466
Payable to adviser (Note 5)	1,241
Payable for Directors'/Trustees' fees (Note 5)	127
Accrued expenses (Note 5)	5,499
TOTAL LIABILITIES		283,706
Net assets for 1,023,893 shares outstanding		$12,228,027
Net Assets Consist of:
Paid-in capital		$10,257,665
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,578,915
Accumulated net realized gain on investments and foreign currency transactions		295,604
Undistributed net investment income		95,843
TOTAL NET ASSETS		$12,228,027
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$12,228,027 ÷ 1,023,893 shares outstanding, no par value, unlimited shares authorized		$11.94
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended May 31, 2013 (unaudited)
Investment Income:
Dividends (including $165 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $19,972)			$183,361
Expenses:
Investment adviser fee (Note 5)		$53,374
Administrative fee (Note 5)		4,625
Custodian fees		5,446
Transfer and dividend disbursing agent fees and expenses		1,365
Directors'/Trustees' fees (Note 5)		215
Auditing fees		12,466
Legal fees		3,859
Portfolio accounting fees		61,167
Share registration costs		9,979
Printing and postage		7,478
Insurance premiums (Note 5)		1,975
Miscellaneous (Note 5)		2,846
TOTAL EXPENSES		164,795
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(53,374)
Reimbursement of other operating expenses	(42,933)
TOTAL WAIVER AND REIMBURSEMENTS		(96,307)
Net expenses			68,488
Net investment income			114,873
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			340,161
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			595,144
Net realized and unrealized gain on investments and foreign currency transactions			935,305
Change in net assets resulting from operations			$1,050,178
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2013	Year Ended 11/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$114,873	$137,474
Net realized gain on investments and foreign currency transactions	340,161	81,725
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	595,144	1,199,342
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,050,178	1,418,541
Distributions to Shareholders:
Distributions from net investment income	(129,207)	(34,777)
Distributions from net realized gain on investments and foreign currency transactions	(6,687)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(135,894)	(34,777)
Share Transactions:
Proceeds from sale of shares	23,589	61,002
Net asset value of shares issued to shareholders in payment of distributions declared	135,834	34,777
Cost of shares redeemed	(1,134)	(19,489)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	158,289	76,290
Change in net assets	1,072,573	1,460,054
Net Assets:
Beginning of period	11,155,454	9,695,400
End of period (including undistributed net investment income of $95,843 and $110,177, respectively)	$12,228,027	$11,155,454
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
May 31, 2013 (unaudited)
1. Organization
Federated Equity Funds (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Global Equity Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide long term capital appreciation.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
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more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2013, tax years 2011 and 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, reduce transaction costs and to maintain exposure to the Fund's benchmark index. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specific amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specific amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of May 31, 2013, the Fund had no outstanding futures contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund also enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
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Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $59,175 and $37,091, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$44,224	Unrealized depreciation on foreign exchange contracts	$74,682
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$65,079
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(78,887)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Shares of Beneficial Interest
The following table summarizes share activity:
	Six Months Ended 5/31/2013	Year Ended 11/30/2012
Shares sold	2,067	5,665
Shares issued to shareholders in payment of distributions declared	12,150	3,708
Shares redeemed	(98)	(1,825)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	14,119	7,548
4. Federal Tax Information
At May 31, 2013, the cost of investments for federal tax purposes was $10,711,772. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $1,610,674. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,013,222 and net unrealized depreciation from investments for those securities having an excess of cost over value of $402,548.
5. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2013, the Adviser voluntarily waived $53,319 of its fee and voluntarily reimbursed $42,933 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.15% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2013, the Adviser reimbursed $55. Transactions involving the affiliated holding during the six months ended May 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2012	73,409
Purchases/Additions	1,437,436
Sales/Reductions	1,406,345
Balance of Shares Held 5/31/2013	104,500
Value	$104,500
Dividend Income	$165
6. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2013, were as follows:
Purchases	$3,032,849
Sales	$2,855,687
7. Concentration of Risk
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2012	Ending Account Value 5/31/2013	Expenses Paid During Period[1]
Actual	$1,000	$1,093.50	$6.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.20	$5.79
1	Expenses are equal to the Fund's annualized net expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2013
Federated Global Equity Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
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For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
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which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “ Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Global Equity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172180
Q450777 (7/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2013
Share Class	Ticker
A	RIMAX
B	ICFBX
C	ICFFX
R	ICFKX
Institutional	ICFIX

Federated InterContinental Fund
Successor to the Rochdale Atlas Portfolio Established 1998

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2012 through May 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2013, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Japan	20.2%
Germany	18.9%
Norway	12.9%
China	12.6%
South Korea	12.0%
Brazil	9.5%
Denmark	7.7%
Mexico	5.7%
U.S. Treasury Security	0.1%
Securities Lending Collateral[2]	7.6%
Derivative Contracts[3]	(0.2)%
Other Assets and Liabilities—Net[4]	(7.0)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Represents cash collateral received from portfolio securities on loan which are invested in short term investments such as repurchase agreement or money market funds.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2013, the Fund's sector classification composition5 was as follows:
Sector Classification	Percentage of Total Net Assets
Consumer Discretionary	18.1%
Industrials	16.6%
Financials	15.3%
Materials	10.4%
Information Technology	10.4%
Energy	10.1%
Consumer Staples	8.3%
Health Care	6.1%
Telecommunication Services	2.1%
Utilities	2.1%
U.S. Treasury Security	0.1%
Securities Lending Collateral[2]	7.6%
Derivative Contracts[3]	(0.2)%
Other Assets and Liabilities—Net[4]	(7.0)%
TOTAL	100.0%
5	Except for U.S. Treasury Security, Derivative Contracts, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2013 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—99.5%
		Brazil—9.5%
392,000		Banco Do Brasil SA	$4,617,686
466,667	[1]	BB Seguridade Participacoes SA	3,937,190
382,500		BM&F Bovespa SA	2,491,304
218,400		CIELO SA	5,530,869
70,500		Companhia Brasileira de Distribuicao Groupo Pao de Acucar, ADR	3,465,780
125,200		Companhia de Bebidas das Americas (AmBev), ADR	4,766,364
188,100		Itau Unibanco Holding SA, ADR	2,829,024
191,625		Localiza Rent A Car SA	2,930,114
320,000		Marcopolo SA, Preference	2,006,537
200,000		Mills Estruturas e Servicos de Engenharia SA	3,264,544
169,700		Petroleo Brasileiro SA, ADR	3,163,208
190,000		Porto Seguro SA	2,357,923
300,000		Randon Participacoes SA, Preference	1,818,097
154,000		Tim Participacoes SA, ADR	2,950,640
212,500		Tractebel Energia SA	3,627,323
578,000		Vale SA, ADR	7,791,440
		TOTAL	57,548,043
		China—12.6%
10,676,000		Air China	8,677,250
21,000	[1]	Baidu.com, Inc., ADR	2,029,440
9,840,000		Bank of China Ltd.	4,625,835
8,800,000		Beijing Datang Power, Class H	3,598,267
8,900,000		Bosideng International Holdings Ltd.	2,396,743
185,706		Burberry Group PLC	4,047,569
115,000		China Mobile Ltd., ADR	5,957,000
2,200,000		China Overseas Land & Investment	6,436,475
37,300		CNOOC Ltd., ADR	6,484,232
194,000		Ctrip.com International Ltd., ADR	6,043,100
900,000		Great Wall Motor Company Ltd.	4,214,337
3,500,000		Guangdong Invest	3,062,036
25,500		PetroChina Co. Ltd., ADR	2,949,840
2,100,000		PICC Property and Casualty Co., Ltd., Class H	2,461,563
860,000		Prada Holding SpA	8,241,717
Semi-Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
	COMMON STOCKS—continued
	China—continued
135,000	Tencent Holdings Ltd.	$5,324,666
	TOTAL	76,550,070
	Denmark—7.7%
500	A.P. Moller Maersk A/S	3,558,695
60,000	Carlsberg A/S, Class B	5,707,705
157,570	Chr. Hansen Holding	5,615,166
335,000	Danske Bank A/S	6,556,205
246,000	DSV, De Sammensluttede Vognmad AS	5,894,144
350,000	Nordea Bank AB	4,270,619
93,800	Novo Nordisk A/S, ADR	15,111,180
	TOTAL	46,713,714
	Germany—18.9%
78,900	Allianz SE	12,193,577
121,800	BASF SE	11,901,485
36,600	Bayer AG	3,937,037
111,600	Bayerische Motoren Werke AG	10,669,332
23,682	Continental AG	3,124,114
246,000	Daimler AG	15,773,403
100,000	Deutsche Post AG	2,523,725
127,500	Deutsche Wohnen AG	2,363,520
69,500	Gerresheimer AG	4,176,903
43,000	Hannover Rueckversicherung AG	3,245,847
52,500	Kabel Deutschland Holding AG	4,969,340
48,600	Muenchener Rueckversicherungs-Gesellschaft AG	9,097,742
115,000	Rheinmetall AG	5,788,729
173,100	Siemens AG	18,397,436
145,000	Suedzucker AG	4,929,916
180,000	TAG Tegernsee Immobilien und Beteiligungs AG	2,070,045
	TOTAL	115,162,151
	Japan—20.2%
258,700	Aisin Seiki Co.	9,367,912
1,295,000	Asahi Kasei Corp.	8,746,694
44,500	Astellas Pharma, Inc.	2,274,851
125,000	Chugai Pharmaceutical Co. Ltd.	2,505,949
60,000	Disco Corp.	3,945,292
750,000	Hitachi Ltd.	5,079,306
214,000	Honda Motor Co. Ltd.	7,914,508
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
241,600		Japan Tobacco, Inc.	$8,182,903
810,000		Kaneka Corp.	4,904,308
739,000		Kubota Corp.	11,006,885
218,000		Kuraray Co. Ltd.	3,090,787
670,000		Mitsubishi Chemical Holdings Corp.	3,192,549
565,000		Mitsui & Co.	7,116,354
129,700		Murata Manufacturing Co. Ltd.	9,837,626
564,000		Sekisui House Ltd.	7,278,502
335,000		Shionogi and Co.	6,266,720
410,300	[2]	Shiseido Co., Ltd.	5,830,698
1,034,592		Toto Ltd.	10,701,665
150,000		United Arrows Ltd.	5,526,261
		TOTAL	122,769,770
		Mexico—5.7%
2,205,000		Alfa, SA de CV, Class A	5,219,905
108,000		Fomento Economico Mexicano, SA de CV, ADR	11,727,720
1,120,000	[1]	Genomma Lab Internacional SA	2,375,286
1,202,100		Grupo Financiero Banorte SA de CV	7,684,898
191,489	[1]	Grupo Financiero Santander Mexico SAB de CV, ADR	3,029,356
1,371,940		Nuevo Grupo Mexico SA, Class B	4,541,550
		TOTAL	34,578,715
		Norway—12.9%
715,277		DnB Bank ASA	11,518,243
171,764	[2]	Fred Olsen Energy ASA	7,225,627
98,700	[1]	Norwegian Air Shuttle ASA	4,943,568
207,800	[1]	Seadrill Ltd.	8,428,482
714,443	[2]	Statoil ASA	16,166,706
307,290		Subsea 7 SA	6,760,007
171,200		Telenor ASA	3,582,781
191,258	[2]	TGS Nopec Geophysical Co. ASA	6,664,133
290,600	[2]	Yara International ASA	13,017,444
		TOTAL	78,306,991
		South Korea—12.0%
3,500		Amorepacific Corp.	2,850,086
27,900		Binggrae	2,798,317
140,000		Cheil Communications, Inc.	3,266,907
55,500		Hyundai Motor Co.	10,354,551
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Korea—continued
157,700		Kia Motors Corp.	$8,199,492
111,000		Korea Electric Power Corp.	2,629,661
143,000		LG Display Co. Ltd.	3,958,345
14,650		Samsung Electronics Co.	19,756,613
217,500		Samsung Heavy Industries	6,296,105
55,600		Samsung SDI Co. Ltd.	7,023,640
24,300		SK Innovation Co. Ltd.	3,165,747
59,700		Woongjin Coway Co. Ltd.	2,919,608
		TOTAL	73,219,072
		TOTAL COMMON STOCKS (IDENTIFIED COST $513,716,460)	604,848,526
		U.S. TREASURY—0.1%
$800,000	[3]	United States Treasury Bill, 0.04%, 8/22/2013 (IDENTIFIED COST $799,927)	799,942
		RIGHTS—0.0%
		China—0.0%
231,000	[1]	PICC Property and Casualty Co., Ltd. (IDENTIFIED COST $0)	112,783
		MUTUAL FUND—7.6%
46,113,612	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09% (including $46,113,612 purchased with proceeds from securities lending collateral) (AT NET ASSET VALUE)	46,113,612
		TOTAL INVESTMENTS—107.2% (IDENTIFIED COST $560,629,999)[6]	651,874,863
		OTHER ASSETS AND LIABILITIES - NET—(7.2)%[7]	(43,685,067)
		TOTAL NET ASSETS—100%	$608,189,796
At May 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/4/2013	36,302,372 JPY	$360,663	$723
6/10/2013	16,540,000 NZD	$13,604,150	$(467,318)
6/10/2013	22,465,950 NZD	$18,453,981	$(610,486)
6/17/2013	12,958,000 GBP	$20,020,758	$(334,610)
6/17/2013	2,346,194 GBP	$3,592,999	$(28,597)
6/17/2013	5,903,806 GBP	$9,041,832	$(72,609)
6/17/2013	11,000,000 GBP	$16,519,734	$191,767
Semi-Annual Shareholder Report

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
6/17/2013	410,859,642 INR	$7,430,994	$(181,421)
6/17/2013	288,189,700 INR	$5,206,679	$(121,604)
6/17/2013	345,955,590 JPY	$3,346,242	$97,881
6/24/2013	5,387,576 AUD	$5,562,279	$(415,328)
6/24/2013	564,156 AUD	$582,130	$(43,171)
6/24/2013	3,848,268 AUD	$3,972,306	$(295,913)
7/9/2013	5,978,533,500 CLP	$12,586,386	$(731,701)
7/11/2013	255,891,124 RUB	$8,064,643	$(109,554)
8/13/2013	213,039,487 SEK	$32,339,469	$(228,108)
Contracts Sold:
6/17/2013	678,750,000 JPY	$6,635,092	$(122,130)
6/4/2013	6,096,829 EUR	$7,894,138	$(30,382)
6/5/2013	4,223,370 EUR	$5,475,176	$(14,294)
6/5/2013	36,134,826 JPY	$358,232	$(1,487)
6/17/2013	702,400,000 JPY	$7,076,080	$83,414
6/17/2013	695,800,000 JPY	$6,731,746	$(195,215)
6/17/2013	1,205,775,340 JPY	$12,123,341	$119,375
6/17/2013	3,664,600,000 JPY	$38,621,489	$2,138,964
6/24/2013	9,800,000 AUD	$9,599,629	$237,327
7/9/2013	7,694,000 EUR	$10,012,895	$10,398
7/9/2013	14,556,600,000 KRW	$12,727,638	$(131,226)
8/13/2013	77,169,148 NOK	$13,286,699	$174,309
8/13/2013	146,405,000 SEK	$21,851,819	$(215,752)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(1,296,748)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Discount rate at the time of purchase.
4	Affiliated holding.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2013.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$130,701,550	$474,146,976[1]	$—	$604,848,526
Debt Securities:
U.S. Treasury	—	799,942	—	799,942
Rights	—	112,783	—	112,783
Mutual Fund	46,113,612	—	—	46,113,612
TOTAL SECURITIES	$176,815,162	$475,059,701	$—	$651,874,863
OTHER FINANCIAL INSTRUMENTS[2]	$—	$(1,296,748)	$—	$(1,296,748)
1	Includes $327,390,325 of common stock securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
CLP	—Chilean Peso
EUR	—Euro
GBP	—Great Britain Pound
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
RUB	—Russian Ruble
SEK	—Swedish Krona
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$48.01	$42.91	$45.68	$43.37	$31.59	$70.32
Income From Investment Operations:
Net investment income[1]	0.47	0.68	0.60	0.33	0.41	1.34
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2.26	4.89	(3.09)	2.94	13.22	(37.24)
TOTAL FROM INVESTMENT OPERATIONS	2.73	5.57	(2.49)	3.27	13.63	(35.90)
Less Distributions:
Distributions from net investment income	(0.54)	(0.47)	(0.28)	(0.97)	(1.87)	(0.47)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	—	—	(2.36)
TOTAL DISTRIBUTIONS	(0.54)	(0.47)	(0.28)	(0.97)	(1.87)	(2.83)
Redemption Fees	—	—	—	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	—	0.01[3]	0.02[3]	—
Net Asset Value, End of Period	$50.20	$48.01	$42.91	$45.68	$43.37	$31.59
Total Return[4]	5.70%	13.20%	(5.54)%	7.69%[3]	45.34%[3]	(53.15)%
Ratios to Average Net Assets:
Net expenses	1.49%[5]	1.48%	1.48%[6]	1.48%[6]	1.50%	1.50%
Net investment income	1.87%[5]	1.52%	1.21%	0.78%	1.17%	2.45%
Expense waiver/reimbursement[7]	0.05%[5]	0.07%	0.07%	0.10%	0.13%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$277,517	$262,870	$290,181	$503,104	$467,912	$382,447
Portfolio turnover	25%	54%	53%	71%	121%	65%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the years ended November 30, 2010 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.05% and 0.07%, respectively, on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.48% and 1.48% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$47.72	$42.59	$45.45	$43.19	$31.32	$70.20
Income From Investment Operations:
Net investment income[1]	0.25	0.31	0.15	0.00[2]	0.17	1.02
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2.27	4.93	(3.01)	2.91	13.14	(37.14)
TOTAL FROM INVESTMENT OPERATIONS	2.52	5.24	(2.86)	2.91	13.31	(36.12)
Less Distributions:
Distributions from net investment income	(0.10)	(0.11)	—	(0.66)	(1.46)	(0.40)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	—	—	(2.36)
TOTAL DISTRIBUTIONS	—	(0.11)	—	(0.66)	(1.46)	(2.76)
Redemption Fees	—	—	—	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	—	0.01[3]	0.02[3]	—
Net Asset Value, End of Period	$50.14	$47.72	$42.59	$45.45	$43.19	$31.32
Total Return[4]	5.29%	12.34%	(6.29)%	6.84%[3]	44.21%[3]	(53.51)%
Ratios to Average Net Assets:
Net expenses	2.28%[5]	2.27%	2.27%[6]	2.27%[6]	2.29%	2.29%
Net investment income	1.01%[5]	0.69%	0.30%	0.00%[7]	0.49%	1.89%
Expense waiver/reimbursement[8]	0.19%[5]	0.23%	0.17%	0.18%	0.19%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,064	$10,583	$12,734	$17,381	$20,886	$17,344
Portfolio turnover	25%	54%	53%	71%	121%	65%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the years ended November 30, 2010 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.05% and 0.10%, respectively, on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.27% and 2.27% for the years ended November 30, 2011, and 2010, respectively, after taking into account these expense reductions.
7	Represents less than 0.01%.
8	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$47.61	$42.49	$45.34	$43.09	$31.31	$70.19
Income From Investment Operations:
Net investment income (loss)[1]	0.26	0.30	0.14	(0.00)[2]	0.18	1.01
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2.26	4.93	(2.99)	2.90	13.10	(37.11)
TOTAL FROM INVESTMENT OPERATIONS	2.52	5.23	(2.85)	2.90	13.28	(36.10)
Less Distributions:
Distributions from net investment income	(0.15)	(0.11)	—	(0.66)	(1.52)	(0.42)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	—	—	(2.36)
TOTAL DISTRIBUTIONS	(0.15)	(0.11)	—	(0.66)	(1.52)	(2.78)
Redemption Fees	—	—	—	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	—	0.01[3]	0.02[3]	—
Net Asset Value, End of Period	$49.98	$47.61	$42.49	$45.34	$43.09	$31.31
Total Return[4]	5.29%	12.34%	(6.29)%	6.84%[3]	44.20%[3]	(53.51)%
Ratios to Average Net Assets:
Net expenses	2.28%[5]	2.27%	2.27%[6]	2.27%[6]	2.27%	2.28%
Net investment income (loss)	1.03%[5]	0.67%	0.29%	(0.01)%	0.51%	1.89%
Expense waiver/reimbursement[7]	0.04%[5]	0.06%	0.08%	0.10%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,440	$43,430	$47,097	$64,512	$69,582	$59,407
Portfolio turnover	25%	54%	53%	71%	121%	65%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the years ended November 30, 2010 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% and 0.07%, respectively, on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.27% and 2.27% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$47.18	$42.28	$45.02	$42.91	$31.45	$70.24
Income From Investment Operations:
Net investment income (loss)[1]	0.41	0.55	0.43	0.24	(0.09)	0.73
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2.21	4.85	(2.97)	2.80	13.47	(36.77)
TOTAL FROM INVESTMENT OPERATIONS	2.62	5.40	(2.54)	3.04	13.38	(36.04)
Less Distributions:
Distributions from net investment income	(0.47)	(0.50)	(0.20)	(0.94)	(1.92)	(0.39)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	—	—	(2.36)
TOTAL DISTRIBUTIONS	—	(0.50)	(0.20)	(0.94)	(1.92)	(2.75)
Redemption Fees	—	—	—	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	—	0.01[3]	0.00[2,3]	—
Net Asset Value, End of Period	$49.33	$47.18	$42.28	$45.02	$42.91	$31.45
Total Return[4]	5.58%	13.00%	(5.71)%	7.22%[3]	44.73%[3]	(53.35)%
Ratios to Average Net Assets:
Net expenses	1.66%[5]	1.67%	1.67%[6]	1.91%[6]	1.91%	1.95%
Net investment income (loss)	1.48%[5]	1.24%	0.92%	0.56%	(0.22)%	2.08%
Expense waiver/reimbursement[7]	0.27%[5]	0.29%	0.31%	0.09%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,336	$37,967	$33,219	$33,189	$5,262	$231
Portfolio turnover	25%	54%	53%	71%	121%	65%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the years ended November 30, 2010 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% and 0.00%, respectively, on the total returns.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.67% and 1.91% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$47.98	$43.00	$45.76	$43.42	$31.68	$70.36
Income From Investment Operations:
Net investment income[1]	0.60	0.78	0.67	0.46	0.57	1.67
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2.20	4.92	(3.01)	2.95	13.18	0.12
TOTAL FROM INVESTMENT OPERATIONS	2.80	5.70	(2.34)	3.41	13.75	(35.79)
Less Distributions:
Distributions from net investment income	(0.69)	(0.72)	(0.42)	(1.08)	(2.03)	(0.53)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	—	—	(2.36)
TOTAL DISTRIBUTIONS	(0.69)	(0.72)	(0.42)	(1.08)	(2.03)	(2.89)
Redemption Fees	—	—	—	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	—	0.01[3]	0.02[3]	—
Net Asset Value, End of Period	$50.09	$47.98	$43.00	$45.76	$43.42	$31.68
Total Return[4]	5.87%	13.56%	(5.24)%	8.03%[3]	45.80%[3]	(53.00)%
Ratios to Average Net Assets:
Net expenses	1.18%[5]	1.17%	1.17%[6]	1.16%[6]	1.18%	1.20%
Net investment income	2.38%[5]	1.73%	1.38%	1.06%	1.62%	3.12%
Expense waiver/reimbursement[7]	0.06%[5]	0.09%	0.09%	0.11%	0.11%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$271,834	$193,171	$164,416	$197,682	$133,677	$85,520
Portfolio turnover	25%	54%	53%	71%	121%	65%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the years ended November 30, 2010 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% and 0.10%, respectively, on the total returns.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.17% and 1.16% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $43,835,859 of securities loaned and $46,113,612 of investment in an affiliated holding (Note 5) (identified cost $560,629,999)		$651,874,863
Cash denominated in foreign currencies (identified cost $869,074)		870,796
Receivable for investments sold		22,108,736
Unrealized appreciation on foreign exchange contracts		3,054,158
Income receivable		2,297,989
Receivable for shares sold		199,247
TOTAL ASSETS		680,405,789
Liabilities:
Payable for collateral due to broker for securities lending	$46,113,612
Bank overdraft	18,861,281
Unrealized depreciation on foreign exchange contracts	4,350,906
Payable for investments purchased	1,822,782
Payable for shares redeemed	711,903
Payable for shareholder services fee (Note 5)	66,523
Payable for distribution services fee (Note 5)	43,163
Payable for Directors'/Trustees' fees (Note 5)	2,135
Accrued expenses (Note 5)	243,688
TOTAL LIABILITIES		72,215,993
Net assets for 12,132,582 shares outstanding		$608,189,796
Net Assets Consist of:
Paid-in capital		$850,570,655
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		89,937,936
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(338,398,142)
Undistributed net investment income		6,079,347
TOTAL NET ASSETS		$608,189,796
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($277,516,726 ÷ 5,527,850 shares outstanding), no par value, unlimited shares authorized	$50.20
Offering price per share (100/94.50 of $50.20)	$53.12
Redemption proceeds per share	$50.20
Class B Shares:
Net asset value per share ($10,063,909 ÷ 200,720 shares outstanding), no par value, unlimited shares authorized	$50.14
Offering price per share	$50.14
Redemption proceeds per share (94.50/100 of $50.14)	$47.38
Class C Shares:
Net asset value per share ($43,439,800 ÷ 869,197 shares outstanding), no par value, unlimited shares authorized	$49.98
Offering price per share	$49.98
Redemption proceeds per share (99.00/100 of $49.98)	$49.48
Class R Shares:
Net asset value per share ($5,335,711 ÷ 108,172 shares outstanding), no par value, unlimited shares authorized	$49.33
Offering price per share	$49.33
Redemption proceeds per share	$49.33
Institutional Shares:
Net asset value per share ($271,833,650 ÷ 5,426,643 shares outstanding), no par value, unlimited shares authorized	$50.09
Offering price per share	$50.09
Redemption proceeds per share	$50.09
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2013 (unaudited)
Investment Income:
Dividends (including $10,621 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $1,605,820)			$10,270,079
Interest (including income on securities loaned of $259,941)			269,762
TOTAL INCOME			10,539,841
Expenses:
Investment adviser fee (Note 5)		$3,086,886
Administrative fee (Note 5)		240,723
Custodian fees		77,554
Transfer and dividend disbursing agent fees and expenses (Note 2)		373,104
Auditing fees		12,466
Legal fees		4,331
Portfolio accounting fees		70,295
Distribution services fee (Note 5)		304,678
Shareholder services fee (Note 5)		409,139
Account administration fee (Note 2)		4,136
Share registration costs		38,593
Printing and postage		36,909
Insurance premiums (Note 5)		2,464
Miscellaneous (Note 5)		13,355
TOTAL EXPENSES		4,674,633
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(60,483)
Waiver of distribution services fee (Note 5)	(48,189)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2)	(106,529)
TOTAL WAIVERS AND REIMBURSEMENTS		(215,201)
Net expenses			4,459,432
Net investment income			6,080,409
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			19,001,611
Net realized gain on futures contracts			89,583
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			6,275,800
Net change in unrealized appreciation of futures contracts			(7,485)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			25,359,509
Change in net assets resulting from operations			$31,439,918
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2013	Year Ended 11/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,080,409	$7,971,281
Net realized gain on investments, futures contracts and foreign currency transactions	19,091,194	20,259,991
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	6,268,315	36,024,899
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	31,439,918	64,256,171
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,877,768)	(3,030,893)
Class B Shares	(21,744)	(30,684)
Class C Shares	(132,745)	(113,864)
Class R Shares	(2,941,760)	(2,717,446)
Institutional Shares	(377,484)	(392,999)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,351,501)	(6,285,886)
Share Transactions:
Proceeds from sale of shares	148,173,391	121,714,632
Net asset value of shares issued to shareholders in payment of distributions declared	4,874,385	4,451,028
Cost of shares redeemed	(117,965,931)	(183,763,204)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	35,081,845	(57,597,544)
Change in net assets	60,170,262	372,741
Net Assets:
Beginning of period	548,019,534	547,646,793
End of period (including undistributed net investment income of $6,079,347 and $6,350,439, respectively)	$608,189,796	$548,019,534
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2013 (unaudited)
1. Organization
Federated Equity Funds (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated InterContinental Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek long-term capital appreciation.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
Semi-Annual Shareholder Report

NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
Semi-Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value. The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear account administration fees, distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended May 31, 2013, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$172,917	$(38,505)	$4,039
Class B Shares	16,236	(8,924)	—
Class C Shares	36,295	(5,629)	97
Class R Shares	52,283	(367)	—
Institutional Shares	95,373	(53,104)	—
TOTAL	$373,104	$(106,529)	$4,136
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,046,291 and $3,587,853, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, maintain exposure to the Fund's benchmark index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures
Semi-Annual Shareholder Report

contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
As of May 31, 2013, the Fund had no outstanding futures contracts.
The average notional value of futures contracts held by the Fund throughout the period was $2,451,102. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of May 31, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$43,835,859	$46,113,612
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$3,054,158	Unrealized depreciation on foreign exchange contracts	$4,350,906
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Equity contracts	$89,583	$—	$89,583
Foreign exchange contracts	$—	$4,546,691	$4,546,691
TOTAL	$89,583	$4,546,691	$4,636,274
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Equity contracts	$(7,485)	$—	$(7,485)
Foreign exchange contracts	$—	$(4,800,476)	$(4,800,476)
TOTAL	$(7,485)	$(4,800,476)	$(4,807,961)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Shares of Beneficial Interest
The following tables summarize share activity:
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	868,459	$44,045,103	1,370,179	$62,515,461
Shares issued to shareholders in payment of distributions declared	56,161	2,772,650	72,110	2,923,351
Shares redeemed	(871,544)	(43,977,485)	(2,730,333)	(120,572,883)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	53,076	$2,840,268	(1,288,044)	$(55,134,071)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	10,001	$507,808	10,201	$457,455
Shares issued to shareholders in payment of distributions declared	405	20,050	670	27,207
Shares redeemed	(31,455)	(1,582,520)	(88,062)	(3,958,409)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(21,049)	$(1,054,662)	(77,191)	$(3,473,747)
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	79,368	$4,020,649	122,613	$5,492,665
Shares issued to shareholders in payment of distributions declared	2,343	115,533	2,430	98,399
Shares redeemed	(124,750)	(6,284,688)	(321,114)	(14,334,948)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(43,039)	$(2,148,506)	(196,071)	$(8,743,884)
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	66,996	$3,336,488	179,128	$8,148,571
Shares issued to shareholders in payment of distributions declared	7,762	376,953	9,824	392,093
Shares redeemed	(771,307)	(38,794,183)	(169,907)	(7,589,304)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(696,549)	$(35,080,742)	19,045	$951,360
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,909,881	$96,263,343	1,009,009	$45,100,480
Shares issued to shareholders in payment of distributions declared	32,307	1,589,199	24,999	1,009,978
Shares redeemed	(541,362)	(27,327,055)	(831,804)	(37,307,660)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,400,826	$70,525,487	202,204	$8,802,798
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	693,265	$35,081,845	(1,304,057)	$(57,597,544)
Semi-Annual Shareholder Report

4. Federal Tax Information
At May 31, 2013, the cost of investments for federal tax purposes was $560,629,999. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $91,244,864. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $110,378,630 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,133,766.
At November 30, 2012, the Fund had a capital loss carryforward of $354,266,052 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Expiration Year	Short-Term	Long-Term	Total
2016	$103,783,407	NA	$103,783,407
2017	$250,482,645	NA	$250,482,645
5. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the Adviser voluntarily waived $34,411 of its fee and reimbursed $106,529 of transfer and dividend disbursing agent fees and expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$39,913	$—
Class C Shares	168,387	—
Class R Shares	96,378	(48,189)
TOTAL	$304,678	$(48,189)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2013, FSC retained $21,262 of fees paid by the Fund. For the six months ended May 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2013, FSC retained $7,148 in sales charges from the sale of Class A Shares. FSC also retained $101 of CDSC relating to redemptions of Class A Shares, $3,951 relating to redemptions of Class B Shares and $1,091 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated
Semi-Annual Shareholder Report

with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,179 of Service Fees for the six months ended May 31, 2013. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$339,803
Class B Shares	13,304
Class C Shares	56,032
TOTAL	$409,139
For the six months ended May 31, 2013, FSSC received $9,142 of Service Fees paid by the Fund.
Expense Limitation
Effective June 24, 2013, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding any tax reclaim recovery fees) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.29%, 2.08%, 2.08%, 1.48% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2013, the Adviser reimbursed $26,072. Transactions involving the affiliated holding during the six months ended May 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2012	14,434,630
Purchases/Additions	183,711,386
Sales/Reductions	(152,032,404)
Balance of Shares Held 5/31/2013	46,113,612
Value	$46,113,612
Dividend Income	$10,621
6. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2013, were as follows:
Purchases	$197,610,385
Sales	$147,260,394
7. Concentration of Risk
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the program was not utilized.
Semi-Annual Shareholder Report

10. Subsequent events
Effective June 24, 2013, the Adviser has agreed to contractually reduce the management fee from 1.00% to 0.90% and the Adviser and certain of its affiliates have voluntarily agreed to waive their respective fees and/or reimburse expenses as presented on page 32 of this Semi-Annual Report under the section Expense Limitation. In addition, the Trustees approved adding an R6 Share class to the Fund which will become effective on or about August 5, 2013.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2012	Ending Account Value 5/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,057.00	$7.64[2]
Class B Shares	$1,000	$1,052.90	$11.67[3]
Class C Shares	$1,000	$1,052.90	$11.67[4]
Class R Shares	$1,000	$1,055.80	$8.51[5]
Institutional Shares	$1,000	$1,058.70	$6.06[6]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.50	$7.49[2]
Class B Shares	$1,000	$1,013.56	$11.45[3]
Class C Shares	$1,000	$1,013.56	$11.45[4]
Class R Shares	$1,000	$1,016.65	$8.35[5]
Institutional Shares	$1,000	$1,019.05	$5.94[6]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.49%
Class B Shares	2.28%
Class C Shares	2.28%
Class R Shares	1.66%
Institutional Shares	1.18%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 1.29% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.62 and $6.49, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 2.08% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $10.65 and $10.45, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 2.08% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $10.65 and $10.45, respectively.
Semi-Annual Shareholder Report

5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class R Shares current Fee Limit of 1.48% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $7.59 and $7.44, respectively.
6	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.98% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.03 and $4.94, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated InterContinental Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In this regard, Federated presented a proposal at the May 2013 Board meeting to increase its waiver by 23 basis points, which the Board approved. In addition, the Senior Officer proposed, and the Board approved, a reduction in the contractual advisory fee of 10 basis points. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
Semi-Annual Shareholder Report

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “ Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated InterContinental Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172511
CUSIP 314172495
CUSIP 314172487
CUSIP 314172479
CUSIP 314172461
38765 (7/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2013
Share Class	Ticker
A	IVFAX
C	IVFCX
Institutional	IVFIX

Federated International Strategic Value Dividend Fund
Fund Established 2008

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2012 through May 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2013, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United Kingdom	31.2%
Canada	14.1%
Australia	13.3%
Switzerland	8.1%
Brazil	6.5%
France	5.1%
Sweden	5.1%
Italy	3.1%
Norway	3.1%
Germany	2.8%
Singapore	2.8%
Japan	2.5%
Cash Equivalents[2]	1.5%
Derivative Contracts[3,4]	(0.0)%
Other Assets and Liabilities—Net[5]	0.8%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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At May 31, 2013, the Fund's sector classification composition6 was as follows:
Sector Classification	Percentage of Total Net Assets
Telecommunication Services	20.0%
Energy	18.7%
Financials	17.4%
Health Care	14.2%
Consumer Staples	12.6%
Utilities	12.4%
Consumer Discretionary	2.4%
Cash Equivalents[2]	1.5%
Derivative Contracts3.4	(0.0)%
Other Assets and Liabilities—Net[5]	0.8%
TOTAL	100.0%
6	Except for Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments
May 31, 2013 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—97.7%
	Banks—15.8%
330,800	Australia & New Zealand Banking Group, Melbourne	$8,627,727
420,000	Banco Do Brasil SA, ADR	4,914,000
195,100	Bank of Montreal	11,548,866
151,200	Canadian Imperial Bank of Commerce	11,426,593
485,000	National Australia Bank Ltd., Melbourne	13,361,238
64,000	Svenska Handelsbanken AB, Class A	2,739,037
440,100	Swedbank AB	10,422,989
359,000	Westpac Banking Corp. Ltd., Sydney	9,642,631
	TOTAL	72,683,081
	Energy—18.8%
1,506,000	BP PLC	10,779,770
432,800	Crescent Point Energy Corp.	15,671,389
630,600	ENI SpA	14,259,401
332,725	Royal Dutch Shell PLC, Class B	11,495,262
627,705	Statoil ASA	14,203,963
227,112	Total SA	11,264,326
170,000	Vermilion Energy Inc.	8,566,000
	TOTAL	86,240,111
	Food & Staples Retailing—3.0%
1,722,000	Tesco PLC	9,502,977
139,600	Woolworth's Ltd.	4,381,936
	TOTAL	13,884,913
	Food Beverage & Tobacco—9.6%
106,615	British American Tobacco PLC	5,855,470
790,000	Coca-Cola Amatil Ltd.	9,713,753
476,655	Imperial Tobacco Group PLC	17,069,843
74,100	Nestle SA	4,889,627
159,849	Unilever PLC	6,719,205
	TOTAL	44,247,898
	Insurance—1.5%
37,375	Muenchener Rueckversicherungs-Gesellschaft AG	6,996,463
	Media—2.4%
490,200	Shaw Communications, Inc., Class B	10,926,956
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Pharmaceuticals Biotechnology & Life Sciences—14.2%
265,227		AstraZeneca PLC	$13,530,527
134,500		Eisai Co. Ltd.	5,158,861
506,643		GlaxoSmithKline PLC	13,132,423
150,100		Novartis AG	10,755,526
41,900		Roche Holding AG	10,367,749
116,953		Sanofi—Aventis	12,299,264
		TOTAL	65,244,350
		Telecommunication Services—20.0%
531,502		Deutsche Telekom AG, Class REG	6,074,927
4,090		NTT DOCOMO, INC.	6,041,732
145,000		Rogers Communications, Inc., Class B	6,573,427
4,312,385		Singapore Telecom Ltd.	12,761,322
26,520		Swisscom AG	11,286,676
526,950		Telef Brasil, ADR	13,020,935
1,552,000		TeliaSonera AB	10,336,434
3,358,515		Telstra Corp. Ltd.	15,191,481
3,650,000		Vodafone Group PLC	10,577,626
		TOTAL	91,864,560
		Utilities—12.4%
1,699,000		Centrica PLC	9,794,276
332,921		Companhia Energetica de Minas Gerais, ADR	3,469,037
405,000		CPFL Energia SA, ADR	8,622,450
855,167		National Grid PLC	10,117,804
525,700		Scottish & Southern Energy PLC	12,292,683
1,111,770		United Utilities Group PLC	12,682,090
		TOTAL	56,978,340
		TOTAL COMMON STOCKS (IDENTIFIED COST $435,587,902)	449,066,672
		MUTUAL FUND—1.5%
7,015,244	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09% (AT NET ASSET VALUE)	7,015,244
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $442,603,146)[3]	456,081,916
		OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	3,618,686
		TOTAL NET ASSETS—100%	$459,700,602
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At May 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Purchased:
6/3/2013	1,942,748 AUD	$1,869,684	$(10,796)
6/4/2013	1,411,710 SGD	$1,122,468	$(5,562)
6/5/2013	720,443 AUD	$691,171	$(1,930)
6/5/2013	463,287 CAD	$447,361	$(548)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(18,836)
Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holding.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$94,739,651	$354,327,021[1]	$—	$449,066,672
Mutual Fund	7,015,244	—	—	7,015,244
TOTAL SECURITIES	$101,754,895	$354,327,021	$—	$456,081,916
OTHER FINANCIAL INSTRUMENTS[2]	$—	$(18,836)	$—	$(18,836)
1	Includes $188,928,701 of common stock securities transferred from Level 1 to Level 2 because fair market value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
CAD	—Canadian Dollar
SGD	—Singapore Dollar
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,				Period Ended 11/30/2008[1]
		2012	2011	2010	2009
Net Asset Value, Beginning of Period	$3.88	$3.61	$3.47	$3.64	$3.05	$5.00
Income From Investment Operations:
Net investment income[2]	0.11	0.16	0.17	0.17	0.08	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.10	0.24	0.12	(0.20)	0.68	(2.00)
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.40	0.29	(0.03)	0.76	(1.93)
Less Distributions:
Distributions from net investment income	(0.09)	(0.13)	(0.15)	(0.14)	(0.17)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[3]	—	(0.00)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.09)	(0.13)	(0.15)	(0.14)	(0.17)	(0.02)
Redemption Fees	—	—	—	0.00[3]	0.00[3]	—
Net Asset Value, End of Period	$4.00	$3.88	$3.61	$3.47	$3.64	$3.05
Total Return[4]	5.55%	11.37%	8.52%	(0.68)%	25.86%	(38.78)%
Ratios to Average Net Assets:
Net expenses	1.09%[5,6]	1.04%	1.00%[6]	1.00%[6]	0.99%	0.46%[5]
Net investment income	5.28%[5]	4.34%	4.55%	4.90%	2.38%	3.96%[5]
Expense waiver/reimbursement[7]	0.16%[5]	0.38%	1.25%	2.56%	9.84%	52.69%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$177,356	$110,082	$38,968	$19,060	$1,083	$11
Portfolio turnover	11%	26%	38%	23%	31%	22%
1	Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.09%, 1.00% and 1.00% for the six months ended May 31, 2013 and the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,				Period Ended 11/30/2008[1]
		2012	2011	2010	2009
Net Asset Value, Beginning of Period	$3.86	$3.60	$3.46	$3.63	$3.05	$5.00
Income From Investment Operations:
Net investment income[2]	0.10	0.13	0.15	0.13	0.09	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.10	0.23	0.12	(0.19)	0.63	(2.00)
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.36	0.27	(0.06)	0.72	(1.93)
Less Distributions:
Distributions from net investment income	(0.08)	(0.10)	(0.13)	(0.11)	(0.14)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[3]	—	(0.00)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.08)	(0.10)	(0.13)	(0.11)	(0.14)	(0.02)
Redemption Fees	—	—	—	0.00[3]	0.00[3]	—
Net Asset Value, End of Period	$3.98	$3.86	$3.60	$3.46	$3.63	$3.05
Total Return[4]	5.21%	10.29%	7.76%	(1.43)%	24.33%	(38.77)%
Ratios to Average Net Assets:
Net expenses	1.85%[5,6]	1.79%	1.75%[6]	1.74%[6]	1.75%	1.23%[5]
Net investment income	4.81%[5]	3.56%	3.94%	3.72%	2.82%	3.29%[5]
Expense waiver/reimbursement[7]	0.16%[5]	0.37%	1.25%	3.01%	10.38%	52.36%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$50,207	$23,155	$6,130	$3,022	$1,241	$0[8]
Portfolio turnover	11%	26%	38%	23%	31%	22%
1	Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.84%, 1.75 and 1.74% for the six months ended May 31, 2013 and the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,				Period Ended 11/30/2008[1]
		2012	2011	2010	2009
Net Asset Value, Beginning of Period	$3.88	$3.61	$3.47	$3.64	$3.05	$5.00
Income From Investment Operations:
Net investment income[2]	0.11	0.17	0.17	0.17	0.11	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.11	0.24	0.13	(0.19)	0.65	(2.02)
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.41	0.30	(0.02)	0.76	(1.93)
Less Distributions:
Distributions from net investment income	(0.10)	(0.14)	(0.16)	(0.15)	(0.17)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[3]	—	(0.00)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.10)	(0.14)	(0.16)	(0.15)	(0.17)	(0.02)
Redemption Fees	—	—	—	0.00[3]	0.00[3]	—
Net Asset Value, End of Period	$4.00	$3.88	$3.61	$3.47	$3.64	$3.05
Total Return[4]	5.68%	11.66%	8.75%	(0.47)%	25.97%	(38.77)%
Ratios to Average Net Assets:
Net expenses	0.84%[5,6]	0.79%	0.75%[6]	0.75%[6]	0.74%	0.18%[5]
Net investment income	5.64%[5]	4.55%	4.80%	4.80%	3.28%	4.55%[5]
Expense waiver/reimbursement[7]	0.16%[5]	0.37%	1.23%	3.05%	10.72%	52.61%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$232,138	$134,463	$37,527	$13,644	$8,592	$782
Portfolio turnover	11%	26%	38%	23%	31%	22%
1	Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.84%, 0.75% and 0.75% for the six months ended May 31, 2013 and the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
May 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $7,015,244 of investment in an affiliated holding (Note 5) (identified cost $442,603,146)		$456,081,916
Cash denominated in foreign currencies (identified cost $1,523,402)		1,528,172
Receivable for shares sold		5,099,037
Income receivable		3,703,544
Receivable for investments sold		664,451
TOTAL ASSETS		467,077,120
Liabilities:
Payable for investments purchased	$6,607,363
Payable for shares redeemed	641,097
Unrealized depreciation on foreign exchange contracts	18,836
Payable for shareholder services fee (Note 5)	46,342
Payable for distribution services fee (Note 5)	31,265
Accrued expenses (Note 5)	31,615
TOTAL LIABILITIES		7,376,518
Net assets for 114,961,805 shares outstanding		$459,700,602
Net Assets Consist of:
Paid-in capital		$442,872,112
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		13,423,913
Accumulated net realized gain on investments and foreign currency transactions		1,949,556
Undistributed net investment income		1,455,021
TOTAL NET ASSETS		$459,700,602
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($177,355,591 ÷ 44,350,561 shares outstanding), no par value, unlimited shares authorized	$4.00
Offering price per share (100/94.50 of $4.00)	$4.23
Redemption proceeds per share	$4.00
Class C Shares:
Net asset value per share ($50,206,789 ÷ 12,600,963 shares outstanding), no par value, unlimited shares authorized	$3.98
Offering price per share	$3.98
Redemption proceeds per share (99.00/100 of $3.98)	$3.94
Institutional Shares:
Net asset value per share ($232,138,222 ÷ 58,010,281 shares outstanding), no par value, unlimited shares authorized	$4.00
Offering price per share	$4.00
Redemption proceeds per share	$4.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended May 31, 2013 (unaudited)
Investment Income:
Dividends (including $4,130 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $1,172,526)			$11,576,939
Expenses:
Investment adviser fee (Note 5)		$1,345,233
Administrative fee (Note 5)		139,870
Custodian fees		21,414
Transfer and dividend disbursing agent fees and expenses		150,187
Directors'/Trustees' fees (Note 5)		866
Auditing fees		14,210
Legal fees		3,860
Portfolio accounting fees		62,911
Distribution services fee (Note 5)		134,753
Shareholder services fee (Note 5)		222,746
Share registration costs		34,475
Printing and postage		15,121
Insurance premiums (Note 5)		2,213
Miscellaneous (Note 5)		13,422
TOTAL EXPENSES		2,161,281
Waiver, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(290,776)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(3,078)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION		(293,854)
Net expenses			1,867,427
Net investment income			9,709,512
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			1,949,556
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			2,473,694
Net realized and unrealized gain on investments and foreign currency transactions			4,423,250
Change in net assets resulting from operations			$14,132,762
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2013	Year Ended 11/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,709,512	$7,056,549
Net realized gain (loss) on investments and foreign currency transactions	1,949,556	(143,200)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	2,473,694	10,787,583
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,132,762	17,700,932
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,544,582)	(2,626,680)
Class C Shares	(803,698)	(363,856)
Institutional Shares	(4,800,937)	(2,806,269)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(49,404)	—
Class C Shares	(10,610)	—
Institutional Shares	(59,383)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,268,614)	(5,796,805)
Share Transactions:
Proceeds from sale of shares	222,767,523	218,219,793
Net asset value of shares issued to shareholders in payment of distributions declared	8,213,992	5,099,342
Cost of shares redeemed	(43,845,838)	(50,146,899)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	187,135,677	173,172,236
Change in net assets	191,999,825	185,076,363
Net Assets:
Beginning of period	267,700,777	82,624,414
End of period (including undistributed net investment income of $1,455,021 and $894,726, respectively)	$459,700,602	$267,700,777
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
May 31, 2013 (unaudited)
1. Organization
Federated Equity Funds (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated International Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
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NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $4,462 and $2,663, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the
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respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized depreciation on foreign exchange contracts	$18,836
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(645,005)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(18,836)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. Shares of Beneficial Interest
The following tables summarize share activity:
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	19,938,536	$81,157,921	23,377,302	$87,029,143
Shares issued to shareholders in payment of distributions declared	845,607	3,440,861	698,791	2,593,180
Shares redeemed	(4,834,075)	(19,606,227)	(6,481,918)	(24,215,511)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	15,950,068	$64,992,555	17,594,175	$65,406,812
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	6,912,271	$28,038,363	4,649,673	$17,431,239
Shares issued to shareholders in payment of distributions declared	182,552	741,923	92,245	341,828
Shares redeemed	(487,813)	(1,983,912)	(450,953)	(1,669,554)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	6,607,010	$26,796,374	4,290,965	$16,103,513
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	27,849,535	$113,571,239	30,270,699	$113,759,411
Shares issued to shareholders in payment of distributions declared	988,654	4,031,208	579,747	2,164,334
Shares redeemed	(5,496,482)	(22,255,699)	(6,574,943)	(24,261,834)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	23,341,707	$95,346,748	24,275,503	$91,661,911
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	45,898,785	$187,135,677	46,160,643	$173,172,236
4. Federal Tax Information
At May 31, 2013, the cost of investments for federal tax purposes was $442,603,146. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and b) outstanding foreign currency commitments was $13,478,770. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,274,736 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,795,966.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the Adviser voluntarily waived $286,878 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$134,753
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2013, FSC retained $91,391 of fees paid by the Fund. For the six months ended May 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2013, FSC retained $72,147 in sales charges from the sale of Class A Shares. FSC also retained $5,405 of CDSC relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$177,828
Class C Shares	44,918
TOTAL	$222,746
For the six months ended May 31, 2013, FSSC received $1,889 of Service Fees paid by the Fund.
Expense Limitation
Effective February 1, 2013, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding any tax reclaim recovery fees) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.10%, 1.85% and 0.85% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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Transactions with Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2013, the Adviser reimbursed $3,898. Transactions involving the affiliated holding during the six months ended May 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2012	4,394,142
Purchases/Additions	63,568,990
Sales/Reductions	60,947,888
Balance of Shares Held 5/31/2013	7,015,244
Value	$7,015,244
Dividend Income	$4,130
6. EXPENSE REDUCTION
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2013, the Fund's expenses were reduced by $3,078 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2013, were as follows:
Purchases	$218,927,412
Sales	$37,594,116
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2012	Ending Account Value 5/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,055.50	$5.59
Class C Shares	$1,000	$1,052.10	$9.46
Institutional Shares	$1,000	$1,056.80	$4.31
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.50	$5.49
Class C Shares	$1,000	$1,015.71	$9.30
Institutional Shares	$1,000	$1,020.74	$4.23
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.09%
Class C Shares	1.85%
Institutional Shares	0.84%
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Evaluation and Approval of Advisory Contract–May 2013
Federated International Strategic Value Dividend Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
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For the periods covered by the Evaluation, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted
Semi-Annual Shareholder Report
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the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “ Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated International Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172388
CUSIP 314172370
CUSIP 314172362
40776 (7/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 19, 2013